Baird Small/Mid Cap Growth Fund
Schedule of Investments, September 30, 2022 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
BWX Technologies, Inc.	36,724	$1,849,788	1.3%
HEICO Corp.	13,325	1,918,533	1.3%
		3,768,321	2.6%
Beverages
Boston Beer Co., Inc. (1)	5,013	1,622,457	1.1%
Vita Coco Co., Inc. (1)	128,400	1,462,476	1.0%
		3,084,933	2.1%
Biotechnology
Avid Bioservices, Inc. (1)	79,685	1,523,577	1.1%
Halozyme Therapeutics, Inc. (1)	68,072	2,691,567	1.9%
		4,215,144	3.0%
Building Products
Advanced Drainage Systems, Inc.	26,512	3,297,298	2.3%
Trex Co., Inc. (1)	28,579	1,255,761	0.9%
		4,553,059	3.2%
Capital Markets
Focus Financial Partners, Inc. (1)	49,118	1,547,708	1.1%
Commercial Services & Supplies
IAA, Inc. (1)	52,500	1,672,125	1.2%
Construction & Engineering
MasTec, Inc. (1)	41,256	2,619,756	1.8%
WillScot Mobile Mini Holdings Corp. (1)	105,459	4,253,161	3.0%
		6,872,917	4.8%
Distributors
Pool Corp.	12,071	3,841,113	2.7%
Electrical Equipment
Generac Holdings, Inc. (1)	9,500	1,692,330	1.2%
Electronic Equipment, Instruments & Components
Littelfuse, Inc.	11,563	2,297,452	1.6%
Energy Equipment & Services
ChampionX Corp.	85,350	1,670,299	1.2%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	60,532	2,516,921	1.8%
Food Products
Lamb Weston Holdings, Inc.	48,251	3,733,663	2.6%
Health Care Equipment & Supplies
CONMED Corp.	26,205	2,100,855	1.5%
Insulet Corp. (1)	10,783	2,473,620	1.7%
iRhythm Technologies, Inc. (1)	16,460	2,062,109	1.4%
Shockwave Medical, Inc. (1)	15,133	4,208,033	3.0%
Tandem Diabetes Care, Inc. (1)	11,233	537,499	0.4%
		11,382,116	8.0%
Health Care Technology
Doximity, Inc. (1)	70,537	2,131,628	1.5%
Inspire Medical Systems, Inc. (1)	12,094	2,145,113	1.5%
		4,276,741	3.0%
Insurance
Kinsale Capital Group, Inc.	7,335	1,873,506	1.3%
IT Services
DigitalOcean Holdings, Inc. (1)	33,775	1,221,642	0.9%
Endava PLC - ADR (1)(2)	20,897	1,684,925	1.2%
Globant SA (1)	12,984	2,429,047	1.7%
Jack Henry & Associates, Inc.	18,277	3,331,348	2.3%
Shift4 Payments, Inc. (1)	45,129	2,013,205	1.4%
WNS Holdings Ltd. - ADR (1)(2)	39,670	3,246,593	2.3%
		13,926,760	9.8%
Life Sciences Tools & Services
Bio-Techne Corp.	9,159	2,601,156	1.8%
ICON PLC (1)	15,839	2,910,891	2.0%
Repligen Corp. (1)	18,324	3,428,604	2.4%
		8,940,651	6.2%
Machinery
IDEX Corp.	14,290	2,855,857	2.0%
Kadant, Inc.	10,257	1,710,970	1.2%
Oshkosh Truck Corporation	28,437	1,998,837	1.4%
RBC Bearings, Inc. (1)	11,996	2,492,889	1.8%
Toro Co.	27,593	2,386,243	1.7%
		11,444,796	8.1%
Media
TechTarget, Inc. (1)	23,752	1,406,118	1.0%
Oil, Gas & Consumable Fuels
Matador Resources Co.	29,355	1,436,047	1.0%
Pharmaceuticals
Catalent, Inc. (1)	31,263	2,262,191	1.6%
Jazz Pharmaceuticals PLC (1)	18,341	2,444,672	1.7%
Revance Therapeutics, Inc. (1)	55,330	1,493,910	1.1%
		6,200,773	4.4%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	37,013	1,811,046	1.3%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)	46,603	2,293,333	1.6%
Monolithic Power Systems, Inc.	3,242	1,178,143	0.8%
SiTime Corp. (1)	6,067	477,655	0.4%
SolarEdge Technologies, Inc. (1)	4,923	1,139,478	0.8%
		5,088,609	3.6%
Software
Descartes Systems Group, Inc. (1)(2)	43,539	2,766,032	1.9%
Fair Isaac Corp. (1)	4,091	1,685,533	1.2%
Five9, Inc. (1)	13,764	1,032,025	0.7%
Paycor HCM, Inc. (1)	79,425	2,347,803	1.6%
Paylocity Holding Corp. (1)	8,344	2,015,744	1.4%
PTC, Inc. (1)	21,051	2,201,935	1.6%
Q2 Holdings, Inc. (1)	25,757	829,375	0.6%
Qualtrics International, Inc. (1)	116,117	1,182,071	0.8%
Sprout Social, Inc. (1)	18,635	1,130,772	0.8%
Tyler Technologies, Inc. (1)	3,900	1,355,250	1.0%
		16,546,540	11.6%
Specialty Retail
Five Below, Inc. (1)	16,735	2,303,907	1.6%
Floor & Decor Holdings, Inc. (1)	21,670	1,522,534	1.1%
Williams-Sonoma, Inc.	15,874	1,870,751	1.3%
		5,697,192	4.0%
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp. (1)	10,031	3,135,791	2.2%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (1)	17,977	1,872,125	1.3%
Watsco, Inc.	6,616	1,703,355	1.2%
		3,575,480	2.5%
Total Common Stocks		138,208,151	97.1%
(Cost $154,618,905)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (3)	9,086,096	9,086,096	6.4%
Total Short-Term Investment		9,086,096	6.4%
(Cost $9,086,096)
Total Investments		147,294,247	103.5%
(Cost $163,705,001)
Liabilities in Excess of Other Assets		(4,990,125)	(3.5)%
TOTAL NET ASSETS		$142,304,122	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$138,208,151	$–	$–	$138,208,151
Total Equity	138,208,151	–	–	138,208,151
Short-Term Investment
Money Market Mutual Fund	9,086,096	–	–	9,086,096
Total Short-Term Investment	9,086,096	–	–	9,086,096
Total Investments*	$147,294,247	$–	$–	$147,294,247

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.